Income Tax - Income Tax Recognized in Other Comprehensive Income (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax
Remeasurement on defined benefit pension plans	$ 231	$ 78	$ 239
Exchange differences arising from the translation of the foreign operations	0	0	0
Aggregated income tax relating to components of other comprehensive income	$ 231	$ 78	$ 239